SCHEDULE I-ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY	12 Months Ended
Dec. 31, 2022
SCHEDULE I-ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY
SCHEDULE I-ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY

SCHEDULE I—ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY

COOTEK (CAYMAN) INC.

CONDENSED BALANCE SHEETS

	As of December 31,
	2021	2022
	US$	US$
ASSETS
Current assets:
Cash and cash equivalents	442,771	629,925
Prepaid expenses and other current assets	463,093	3,362
Total current assets	905,864	633,287
Advances to subsidiaries and VIEs	10,559,139	26,525,876
TOTAL ASSETS	11,465,003	27,159,163
LIABILITIES AND SHAREHOLDERS’ DEFICIT
Current liabilities:
Accrued expenses and other current liabilities	136,129	136,129
Convertible notes	9,175,892	1,754,656
Derivative liabilities	553,707	—
Accrued salary and benefits	—	421,975
Other current liabilities	478,683	448,816
Total current liabilities	10,344,411	2,761,576
Advances from subsidiaries and VIEs	6,797,406	23,094,839
Other non-current liabilities	323,305	171,912
TOTAL LIABILITIES	17,465,122	26,028,327
SHAREHOLDERS’ DEFICIT:
Ordinary shares	36,380	48,372
Additional paid-in capital	210,718,835	217,540,733
Accumulated deficit	(214,842,438)	(214,327,424)
Accumulated other comprehensive loss	(1,912,896)	(2,130,845)
Total shareholders’ (deficit) / equity	(6,000,119)	1,130,836
TOTAL LIABILITIES AND SHAREHOLDERS’ (DEFICIT)/ EQUITY	11,465,003	27,159,163

SCHEDULE I—ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY

COOTEK (CAYMAN) INC.

CONDENSED STATEMENTS OF OPERATIONS

	For the years ended December 31,
	2020	2021	2022
	US$	US$	US$
Net revenues	—	—	—
Cost of revenues	(276,085)	(304,356)	—
Gross loss	(276,085)	(304,356)	—
Operating expenses:
General and administrative expenses	(2,607,390)	(4,516,554)	(4,073,068)
Research and development expenses	(3,034,240)	(2,762,190)	(1,088,077)
Sales and marketing expenses	(212,381)	(103,324)	(50,198)
Other operating income, net	112,478	136,129	154,682
Total operating expenses	(5,741,533)	(7,245,939)	(5,056,661)
Loss from operations	(6,017,618)	(7,550,295)	(5,056,661)
Interest expenses, net	—	(5,527,327)	(1,337,031)
Fair value change of derivatives	—	1,108,648	553,707
Foreign exchange gains (income)	3	—	(4)
Loss before income taxes and equity in earnings of subsidiaries	(6,017,615)	(11,968,974)	(5,839,989)
Net loss before equity in earnings of subsidiaries	(6,017,615)	(11,968,974)	(5,839,989)
Equity in (loss) income of subsidiaries and share of (loss) income from VIEs	(41,349,114)	(1,908,389)	6,355,003
Net (loss) income attributed to CooTek (Cayman) Inc.	(47,366,729)	(13,877,363)	515,014

SCHEDULE I—ADDITIONAL FINANCIAL INFORMATION OF PARENT COMPANY

COOTEK (CAYMAN) INC.

CONDENSED STATEMENTS OF CASH FLOWS

	For the years ended December 31,
	2020	2021	2022
	US$	US$	US$
Operating activities:
Net loss	(47,366,729)	(13,877,363)	515,014
Equity in loss (income) of subsidiaries, VIEs and VIEs’ subsidiaries	41,349,114	1,908,389	(6,355,003)
Adjustment to reconcile net loss to net cash provided by (used in) operating activities:
Share-based compensation	5,337,041	3,716,319	1,820,628
Amortization of issuance cost and debt discounts related to convertible notes	—	5,647,339	1,337,671
Change in fair value of derivatives	—	(1,108,648)	(553,707)
Changes in assets and liabilities:
Accrued expenses and other current liabilities	(5,371)	288,562	(29,867)
Other receivables, deposits and other assets	21,858	(432,374)	459,731
Accrued salary and benefits	—	—	421,975
Other non-current liabilities	(112,489)	(159,769)	(151,393)
Net cash used in operating activities	(776,576)	(4,017,545)	(2,534,951)
Investing activities:
Advances to subsidiaries and VIEs	(16,000,000)	(37,795,461)	(9,783,250)
Repayment of advances to subsidiary	25,900,160	19,145,170	16,251,000
Net cash provided by (used in) investing activities	9,900,160	(18,650,291)	6,467,750
Financing activities:
Cash paid for deferred issuance costs	—	(159,624)	—
Cash paid to settle vested options and restricted shares	(823,226)	—	—
Proceeds from issuance of ordinary shares upon exercise of options	304,259	81,339	311
Proceeds from issuance of convertible notes net of issuance cost and debt discounts paid to Investors of US$2.7 million	—	27,175,000	—
Repayment of convertible notes	—	(4,181,918)	(3,745,956)
Proceeds from issuance of ordinary shares upon follow-on public offering	—	1,390,000	—
Payment of share repurchase	(9,480,179)	(1,322,195)	—
Net cash (used in) provided by financing activities	(9,999,146)	22,982,602	(3,745,645)
Net (decrease) increase in cash, cash equivalents and restricted cash	(875,562)	314,766	187,154
Cash, cash equivalents and restricted cash at beginning of year	1,003,567	128,005	442,771
Cash, cash equivalents and restricted cash at end of year	128,005	442,771	629,925

SCHEDULE I—COOTEK (CAYMAN) INC CONDENSED FINANCIAL STATEMENTS

Notes to Schedule I

1.Schedule I has been provided pursuant to the requirements of Rule 12-04(a) and 5-04(c) of Regulation S-X, which require condensed financial information as to the financial position, changes in financial position and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

2.The condensed financial information has been prepared using the same accounting policies as set out in the consolidated financial statements except that the equity method has been used to account for investments in its subsidiaries and VIEs and VIEs’ subsidiaries. For the parent company, the Company records its investments in subsidiaries VIEs and VIEs subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments—Equity Method and Joint Ventures.

3.Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed or omitted. The footnote disclosures provide certain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying consolidated financial statements.

4.As of December 31, 2021 and 2022, there were no material contingencies, significant provisions of long-term obligations, mandatory dividend or redemption requirements of redeemable stocks or guarantees of the Company.